Stock-Based Compensation - 10Q (Tables)	9 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount	The Company recorded stock-based compensation expense in the following expense categories in its accompanying consolidated statements of operations (in thousands):

	Year Ended December 31,
	2023	2022
Research and development	$897	$732
General and administrative	521	520
Total expense	$1,418	$1,252
The Company recorded stock-based compensation expense in the following expense categories in its accompanying statements of operations (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Research and development	$1,272	$242	$3,212	$657
General and administrative	1,202	144	2,621	406
Total expense	$2,474	$386	$5,833	$1,063

Share-Based Payment Arrangement, Option, Activity
The following table summarizes the option activity under the stock option plans:

	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual term (years)
Outstanding at December 31, 2022	468,632	$13.23	7.37
Assumption of options in connection with the reverse merger	215,207	$77.20	2.50
Granted	183,391	$18.91
Exercised	(20,348)	$8.24
Expired/Forfeited	(23,049)	$20.34
Outstanding at December 31, 2023	823,833	$31.43	5.89
Exercisable at December 31, 2023	527,053	$38.42	4.73
The following table summarizes the option activity:

	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual term (years)
Outstanding at December 31, 2023	823,833	$31.43	5.89
Granted	849,012	$35.31
Exercised *	(83,795)	$17.63
Expired/Forfeited	(204,868)	$74.86
Outstanding at September 30, 2024	1,384,182	$28.22	8.09
Exercisable at September 30, 2024	461,339	$18.34	6.02
__________________
*14,582 options were exercised on September 30, 2024 and the cash for the option exercise was received on October 1, 2024. Accordingly, a receivable of approximately $0.3 million was recorded as a reduction in additional paid-in-capital as of September 30, 2024 in the condensed consolidated balance sheet.

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions
The fair value of each option was estimated on the date of grant using the weighted average assumptions in the table below:

	Year Ended December 31,
	2023	2022
Expected volatility	82.96%-83.70%	71.71%-74.01%
Risk-free interest rate	3.45%-4.46%	1.47%-4.22%
Expected life (in years)	3.58-6.08	5.87-6.09
Expected dividend yield	—	—
Fair value of common stock	$18.39	$20.24
The fair value of each option was estimated on the grant date using the weighted average assumptions in the table below:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Expected volatility	90.85%-92.31%	—%-—%	86.39%-92.31%	82.96%-83.70%
Risk-free interest rate	3.43%-4.40%	—%-—%	3.43%-4.60%	3.45% - 4.46%
Expected life (in years)	5.95-6.12	0.00-0.00	5.50-6.15	3.58 - 6.08
Expected dividend yield	—	—	—	—
Fair value of common stock (1)				$18.39
__________________
(1)Prior to the reverse merger, the Company periodically estimated the fair value of the Company’s common stock considering, among other things, valuations of its common stock prepared by management with the assistance of a third-party valuation firm in accordance with the guidance provided by the American Institute of Certified Public Accountants 2013 Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. Following the reverse merger, the fair value of the Company’s common stock is based on the closing stock price on the date of grant as reported on the Nasdaq Global Market.

Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity
The following table summarizes restricted Class A common stock activity:

	Number of shares	Weighted- average grant date fair value
Unvested balance at December 31, 2022	6,691	$5.82
Vested	(6,691)	$5.82
Unvested balance at December 31, 2023	—	$—
A summary of the Company’s RSU activity and related information for the nine months ended September 30, 2024 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2023	—	$—
Restricted stock units granted	482,384	$36.06
Restricted stock units forfeited	(4,771)	$36.06
Unvested at September 30, 2024	477,613	$36.06